Interim Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Research and development expenses	$ 809	$ 2,580		$ 1,892	$ 7,376
General and administrative expenses	1,062	1,150		1,981	2,446
Total operating expenses	1,871	3,730		3,873	9,822
Financial expense (income), net	(278)	4		(450)	55
Net loss	$ 1,593	$ 3,734		$ 3,423	$ 9,877
Net loss per share, diluted	$ 0.95	$ 2.25	[1]	$ 2.04	$ 5.85	[1]
Net loss per share, basic	$ 0.95	$ 2.25	[1]	$ 2.04	$ 5.85	[1]
Weighted average number of shares outstanding used in computing net loss per share, basic	1,680,232	1,672,561	[1]	1,680,232	1,672,561	[1]
Weighted average number of shares outstanding used in computing net loss per share, diluted	1,680,232	1,672,561	[1]	1,680,232	1,672,561	[1]

[1]	Retroactively adjusted (See Note 4.3)